UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Schedule of Investments.

H&Q HEALTHCARE INVESTORS
SCHEDULE OF INVESTMENTS

JUNE 30, 2005
(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES – 12.2% of Net Assets
	Convertible Preferred (Restricted) – 12.0%
	Drug Discovery Technologies – 1.6%
2,380,953	Agilix Corporation Series B (a) (b)	$571,429
850,436	Avalon Pharmaceuticals Series B (a)	1,020,523
375,000	Ceres, Inc. Series C (a)	2,250,000
27,443	Ceres, Inc. Series C-1 (a) (c)	164,658
277,967	Ceres, Inc. Series D (a) (c)	1,667,802
1,398,732	Galileo Pharmaceuticals, Inc. Series F-1 (a)	489,556
300,000	Zyomix, Inc. Series A New (a)	30,000
300	Zyomix, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 3.7%
952,381	Agensys, Inc. Series C (a)	3,000,000
2,586,207	Corus Pharma, Inc. Series C (a)	3,000,000
1,818,182	Raven biotechnologies, Inc. Series B (a) (b)	1,509,091
2,809,157	Raven biotechnologies, Inc. Series C (a) (b)	2,331,600
3,647,417	Raven biotechnologies, Inc. Series D (a) (b)	1,200,000
47,407	Therion Biologics Corporation Series A (a)	57,837
240,000	Therion Biologics Corporation Series B (a)	292,800
407,712	Therion Biologics Corporation Series C (a) (c)	497,409
33,332	Therion Biologics Corporation Series C-2 (a) (c)	40,665
36,092	Therion Biologics Corporation Sinking Fund (a)	361
2,100,000	Xanthus Life Sciences, Inc. Series B (a) (b)	2,100,000
	Healthcare Services – 3.6%
1,577,144	CardioNet, Inc. Series C (a) (b)	5,520,004
484,829	CytoLogix Corporation Series A (a) (b)	399,984
227,130	CytoLogix Corporation Series B (a) (b) (c)	187,382
160,000	I-trax, Inc. Series A (a)	2,624,000
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 3.1%
4,852,940	Concentric Medical, Inc. Series B (a) (b) (d)	4,173,528
1,744,186	Concentric Medical, Inc. Series C (a) (b)	1,500,000
222,222	EPR, Inc. Series A (a)	2,222
160,000	Masimo Corporation Series D (a)	1,760,000
1,632,653	OmniSonics Medical Technologies, Inc. Series B (a) (b)	2,181,224
1,547,988	OmniSonics Medical Technologies, Inc. Series C (a) (b)	1,800,000
652,173	TherOx, Inc. Series H (a)	247,826
		$45,759,437

PRINCIPAL AMOUNT
	Convertible Notes (Restricted) – 0.2%
	Drug Discovery Technologies – 0.05%
$198,511	Avalon 8% Cvt. Note, due 2006	198,511
	Healthcare Services – 0.04%
168,337	CytoLogix Corporation 6.75% Cvt. Note (b) (e)	168,337

1

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE SECURITIES – continued
	Convertible Notes (Restricted) – continued
	Medical Devices and Diagnostics – 0.08%
$304,085	TherOx, Inc. 6.0% Cvt. Bridge Note, due 2006 (c)	$304,085
		$670,933
	TOTAL CONVERTIBLE SECURITIES (Cost $62,823,288)	$46,430,370

SHARES
	COMMON STOCKS – 77.4%
	Biopharmaceuticals – 21.6%
608,035	Cubist Pharmaceuticals, Inc. (a)	8,007,821
200,001	Cubist Pharmaceuticals, Inc. (Restricted) (a)	2,634,013
155,200	Endo Pharmaceuticals Holdings (a)	4,078,656
97,500	Forest Laboratories, Inc. (a)	3,787,875
20,000	Genentech, Inc. (a)	1,605,600
88,075	Genzyme Corporation (a)	5,292,427
88,200	Gilead Sciences, Inc. (a)	3,879,918
96,700	Imclone Systems, Inc. (a)	2,994,799
69,225	Inspire Pharmaceuticals Inc. (a)	582,875
97,800	Martek Biosciences Corporation (a)	3,711,510
249,400	MedImmune, Inc. (a)	6,663,968
235,000	MGI Pharma, Inc. (a)	5,113,600
615,000	Millennium Pharmaceuticals Inc (a)	5,701,050
315,000	Nabi Biopharmaceuticals (a)	4,797,450
488,740	NPS Pharmaceuticals, Inc. (a)	5,547,199
291,900	Pfizer, Inc.	8,050,602
373,625	QLT, Inc. (a)	3,893,172
167,500	The Medicines Company	3,917,825
464,900	Vivus, Inc.	1,713,157
		81,973,517
	Drug Delivery – 4.3%
443,940	Alkermes, Inc. (a)	5,868,887
218,640	Connetics Corporation (a)	3,856,810
749,933	DepoMed, Inc. (a)	3,277,207
270,520	Penwest Pharmaceuticals Co.	3,197,546
		16,200,450
	Drug Discovery Technologies – 1.0%
236,443	Senomyx, Inc.	3,903,674
300,000	Zyomyx, Inc. (Restricted) (a)	3,000
		3,906,674
	Emerging Biopharmaceuticals – 21.2%
509,133	ACADIA Pharmaceuticals, Inc.	4,276,717
387,025	Adolor Corporation	3,579,981
712,341	Ariad Pharmaceuticals, Inc.	4,744,191

2

SHARES		VALUE
	COMMON STOCKS – continued
	Emerging Biopharmaceuticals – continued
368,125	Barrier Therapeutics, Inc.	$2,919,231
202,600	DOV Pharmaceutical, Inc. (a)	3,780,516
298,742	Dyax Corporation	1,410,062
912,000	Exelixis, Inc.	6,776,160
596,000	Incyte Corporation	4,261,400
568,600	Kosan Biosciences, Inc.	3,002,208
470,000	Medarex, Inc. (a)	3,915,100
190,150	Momenta Pharmaceuticals, Inc.	3,759,266
510,880	Myogen, Inc. (c)	3,571,051
296,090	Neurogen Corporation	2,019,334
179,160	Nitromed, Inc.	3,484,662
522,956	Nuvelo, Inc.	4,042,450
165,450	Progenics Phaarmaceuticals, Inc.	3,451,287
312,000	Protein Design Labs, Inc. (a)	6,305,520
616,380	Seattle Genetics, Inc.	3,303,797
88,004	Telik, Inc. (a)	1,430,945
368,086	Tercica, Inc.	3,198,667
423,541	Theravance, Inc. (a)	7,200,197
226,760	Therion Biologics Corporation (Restricted) (a)	2,268
		80,435,010
	Generic Pharmaceuticals – 9.6%
112,200	Barr Pharmaceuticals Inc (a)	5,468,628
418,154	Impax Laboratories, Inc. (a)	6,565,018
204,050	IVAX Corporation	4,387,075
247,000	Medicis Pharmaceutical Corporation	7,837,310
143,400	Par Pharmaceutical Companies, Inc.	4,561,554
248,700	Teva Pharmaceutical Industries, Ltd. ADR	7,744,518
		36,564,103
	Healthcare Services – 5.3%
26,125	DakoCytomation, Inc. (Restricted) (f)	271,961
363,000	Eclipsys Corporation	5,107,410
240,124	Emageon, Inc.	3,364,137
306,208	Syntiro Healthcare Services (Restricted) (a)	3,062
300,000	Tenet Healthcare Corporation (a)	3,672,000
754,500	WebMD Corp (a)	7,748,715
		20,167,285
	Medical Devices and Diagnostics – 14.4%
122,105	Adeza Biomedical Corporation	2,073,343
949,200	Conor Medsystems, Inc. (Restricted) (a)	13,841,709
136,000	Gen-Probe, Inc. (a)	4,927,280
131,900	IDEXX Laboratories, Inc. (a)	8,221,327
286,961	Intralase Corporation (a)	5,630,175
160,000	Masimo Corporation (Restricted) (a)	1,600
120,600	Medtronic Inc.	6,245,874
33,735	Molecular Devices Corporation (a)	729,688

3

SHARES		VALUE
	COMMON STOCKS – continued
	Medical Devices and Diagnostics – continued
249,993	Orchid Cellmark Inc.	$2,702,425
1,020,000	Orthovita, Inc.	4,008,600
208,529	Songbird Hearing, Inc. (Restricted) (a)	2,085
546,875	VNUS Medical Technologies, Inc. (a)	6,578,906
		54,963,012
	TOTAL COMMON STOCKS (Cost $254,546,680)	$294,210,051

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS – 10.1%
$5,000,000	American Express Credit Corp.; 3.21% due 07/13/05	4,994,650
4,000,000	American Express Credit Corp.; 3.23% due 07/15/05	3,994,976
8,900,000	ING U.S. Funding LLC.; 3.22% due 07/11/05	8,892,040
6,700,000	Merrill Lynch & Co. Inc.; 3.07% due 07/01/05	6,700,000
3,400,000	United Parcel Service America Inc.; 2.96% due 07/08/05	3,398,043
2,000,000	Verizon Network Funding; 3.11% due 07/06/05	1,999,136
8,600,000	Verizon Network Funding; 3.12% due 07/06/05	8,596,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,575,118)	$38,575,118
	TOTAL INVESTMENTS - 100% (Cost $355,945,086)	$379,215,539
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0%)	$1,056,349
	NET ASSETS - (100%)	$380,271,888

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $28,782,086).
(c)	Including associated warrants.
(d)	Includes 321,000 non-voting shares.
(e)	Variable maturity.
(f)	Foreign Security.
ADR	American Depository Receipt.

4

H&Q HEALTHCARE INVESTORS

(unaudited)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2005, as determined by the Trustees of the Fund.

Security (g)	Acquisition Date	Cost	Carrying Value per Unit	Value

Agensys, Inc.
Series C Cvt. Pfd.	2/14/02	$3,005,073	$3.15	$3,000,000

Agilix Corporation
Series B Cvt. Pfd.	11/8/01	3,014,260	0.24	571,429

Avalon Pharmaceuticals
Series B Cvt. Pfd.	10/22/01	3,008,325	1.20	1,020,523
Bridge Loan	2/11/05	198,511	1.00	198,511

CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	5,549,183	3.50	5,520,004

Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,620	6.00	2,250,000
Series C-1 Cvt. Pfd.	3/31/01	111,488	6.00	164,658
Series D Cvt. Pfd.	3/14/01	1,668,122	6.00	1,667,802

Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02 - 1/24/03	3,329,210	0.86	4,173,528
Series C Cvt. Pfd.	12/19/03	1,500,000	0.86	1,500,000

Conor MedSystems, Inc.
Restricted Common	10/23/2003-8/6/04	3,056,876	14.58	13,841,709

Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	3,002,344	1.16	3,000,000

Cubist Pharmaceuticals, Inc.
Restricted Common	8/14/03	450,237	13.17	2,634,013

CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,622,895	0.83	399,984
Series B Cvt. Pfd.	1/11/01	760,284	0.83	187,382
Cvt. Note	5/29/02	168,337	1.00	168,337

DakoCytomation, Inc.
Restricted Common	6/14/04	1,102,920	10.41	271,961

EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222

Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	3,002,895	0.35	489,556

I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	16.40	2,624,000

Masimo Corporation
Series D Cvt. Pfd.	8/14/96	1,120,041	11.00	1,760,000
Restricted Common	3/31/98	0	0.01	1,600

OmniSonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	2,409,023	1.34	2,181,224
Series C Cvt. Pfd.	10/1/03	1,800,336	1.16	1,800,000

PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506

Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	$3,001,725	$0.83	$1,509,091
Series C Cvt. Pfd.	11/26/02	2,331,600	0.83	2,331,600
Series D Cvt. Pfd.	6/23/05	1,200,000	0.33	1,200,000

Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.01	2,085

Syntiro Heathcare Services
Restricted Common	2/5/97	1,200,325	0.01	3,062

Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	444,850	1.22	57,837
Series B Cvt. Pfd.	6/22/99	901,393	1.22	292,800
Series C Cvt. Pfd.	9/26/01-10/15/01	1,529,348	1.22	497,409
Series C-2 Units	8/13/03	59,998	1.22	40,665
Sinking Fund Cvt. Pfd.	10/18/94-8/20/96	721,291	0.01	361
Restricted Common	7/12/90-1/25/96	511,365	0.01	2,268

TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,506	0.38	247,826
Cvt. Bridge Note	1/28/04	304,085	1.00	304,085

Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03	2,101,320	1.00	2,100,000

Zyomyx, Inc.
New Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99-1/12/04	468	0.10	30
		$75,751,362		$63,190,068	(h)

(g) See Schedule of Investments and corresponding footnotes for more information on each issuer.

(h) Represents 17% of the Fund’s net assets as of June 30, 2005.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)
/s/ Daniel Omstead, President

Date	August 26, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Kathleen Eckert, Treasurer

Date	August 26, 2005